Fair Value Disclosures - Summary of Gains (Losses) Due to Changes In Instrument Specific Credit Risk For Loans and Other Receivables and Loan Commitments Measured at Fair Value Under Fair Value Option (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Financial instruments owned, at fair value:	$ 11,682	$ (25,623)	$ (2,072)
Loans	1,077	0	656
Loan commitments	0	464	(1,089)
Changes in instrument specific credit risk	1,861	397	(427)
Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in instrument specific credit risk	0	0	114
Other changes in fair value	0	(48)	(863)
Other secured financings
Fair Value, Option, Quantitative Disclosures [Line Items]
Other changes in fair value	650	2,475	0
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in instrument specific credit risk	(113,027)	70,201	(20,332)
Other changes in fair value	$ 108,739	$ (84,116)	$ (25,144)